Stock Compensation Plans	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plans
STOCK COMPENSATION PLANS

As of December 31, 2013, HII had stock-based compensation awards outstanding under the following plans: the Huntington Ingalls Industries, Inc. 2011 Long-Term Incentive Stock Plan (the "2011 Plan") and the Huntington Ingalls Industries, Inc. 2012 Long-Term Incentive Stock Plan (the "2012 Plan").

Stock Compensation Plans

On March 23, 2012, the Company's board of directors adopted the 2012 Plan, subject to stockholder approval, and the Company's stockholders approved the 2012 Plan on May 2, 2012. The 2012 award grants made on or after May 2, 2012, were made under the 2012 Plan. The 2012 award grants made prior to May 2, 2012, were made under the 2011 Plan. No future grants will be made under the 2011 Plan.

The 2012 Plan permits awards of stock options, stock appreciation rights, and other stock awards. Each stock option grant is made with an exercise price of not less than 100% of the closing price of HII's common stock on the date of grant. Stock awards, in the form of RPSRs and RSRs, are granted to key employees and members of the board of directors without payment to the Company. The fair value of the performance-based stock awards is determined based on the closing market price of HII's common stock on the grant date. For purposes of measuring compensation expense, the number of shares ultimately expected to vest is estimated at each reporting date based on management's expectations regarding the relevant performance and/or service criteria. The 2012 Plan authorized (i) 3.4 million new shares; plus (ii) any shares subject to outstanding awards under the 2011 Plan that are subsequently forfeited to the Company; plus (iii) any shares subject to outstanding awards under the 2011 Plan that are subsequently exchanged by the participant as full or partial payment to the Company in connection with any such award or exchanged by a participant or withheld by the Company to satisfy the tax withholding obligations related to any such award. As of December 31, 2013, the remaining aggregate number of shares of the Company's common stock authorized for issuance under the 2012 Plan was 2.8 million.

The 2011 Plan permitted the awards of stock options, stock appreciation rights, and other stock awards. Each stock option grant was made with an exercise price of not less than 100% of the closing price of HII's common stock on the date of grant, with the exception of options issued at the time of the spin-off in exchange for Northrop Grumman stock options. Stock awards, in the form of RPSRs and RSRs, were granted to key employees and members of the board of directors without payment to the Company. The fair value of the performance-based stock awards was determined based on the closing market price of HII's common stock on the grant date. For purposes of measuring compensation expense, the number of shares ultimately expected to vest is estimated at each reporting date based on management's expectations regarding the relevant performance and/or service criteria.

In addition to the grants resulting from the conversion of Northrop Grumman awards discussed below, the Company issued the following awards in the years ended December 31, 2013, 2012 and 2011:

Restricted Performance Stock Rights - For the year ended December 31, 2013, the Company granted approximately 0.4 million RPSRs at a weighted average share price of $44.67. These rights are subject to cliff vesting on December 31, 2015. For the year ended December 31, 2012, the Company granted approximately 0.6 million RPSRs at a weighted average share price of $34.71. These rights are subject to cliff vesting on December 31, 2014. For the year ended December 31, 2011, the Company granted approximately 0.5 million RPSRs at a weighted average share price of $41.45. These rights were fully vested as of December 31, 2013. All of the RPSRs are subject to the achievement of performance-based targets at the end of the respective vesting periods. Based upon the Company's results measured against such targets, between 0% and 200% of the original stated grant are expected to ultimately vest.

Restricted Stock Rights - In connection with the spin-off, retention stock awards were granted to key employees to ensure a successful transition and business continuity. On March 31, 2011, the Company granted 0.7 million restricted stock rights at a share price of $41.50, with cliff vesting three years from the grant date. As of December 31, 2013, 0.6 million restricted stock rights were outstanding.

Stock Rights - The Company granted stock rights to its non-employee directors on January 2, 2013, April 1, 2013, July 1, 2013, and October 1, 2013, with each grant less than 10,000 shares. The Company granted stock rights to its non-employee directors on January 2, 2012, April 2, 2012, July 2, 2012, and October 2, 2012, with each grant less than 10,000 shares. In connection with the spin off, the Company granted 36,000 stock rights to its non-employee directors. Additional grants of stock rights were made to non-employee directors on April 1, 2011, July 2, 2011, and October 3, 2011, with each grant less than 10,000 shares. All stock rights granted to non-employee directors are fully vested on the grant date, but shares to settle such vested stock rights are not issued until the end of a non-employee director's service on the board.

Effect of the Spin-Off

Prior to the spin-off, HII's current and former employees participated in certain of Northrop Grumman's stock-based award plans (the "Northrop Grumman Plan"). As of the date of the spin-off, the shares, options, and rights under the Northrop Grumman Plan were converted to shares, options, and rights under the 2011 Plan. The conversion was effected so that the outstanding stock-based awards held by the Company's current and former employees on the distribution date were adjusted to reflect the value of the distribution, such that the intrinsic value of the awards was not diluted at the time of, and due to, the separation. This was achieved using the conversion rate included in the spin-off agreement. Unless otherwise stated, share amounts and share prices detailed below were retroactively adjusted to reflect the impact of the conversion. The Company measured the fair value of the awards immediately before and after the conversion, and there was no incremental compensation expense associated with the conversion.

The following is a description of the Northrop Grumman Plan awards, which were converted into awards under the 2011 Plan.

Converted Stock Options - As of the date of the spin-off, outstanding options held by HII's current and former employees under the Northrop Grumman Plan were converted to options of HII under the 2011 Plan. Based on the conversion factor of 1.65, included in the spin-off agreement, approximately 1.0 million options in the Northrop Grumman Plan were converted into approximately 1.6 million options under the 2011 Plan, approximately 1.4 million of which were fully vested at the time of conversion. Outstanding stock options granted prior to 2008 generally vest in 25% increments over four years from the grant date and expire ten years after the grant date. Stock options granted in 2008 and later vest in 33% increments over three years from the grant date and expire seven years after the grant date. The cumulative intrinsic value of the options at conversion was maintained in the conversion, and totaled $15 million at March 31, 2011.

Converted Restricted Performance Stock Rights - As of the date of the spin-off, outstanding RPSRs in the Northrop Grumman Plan were converted to 1.2 million RPSRs of HII under the 2011 Plan. Under the Northrop Grumman Plan, those rights were subject to performance criteria, which impact the ultimate number of shares that vest. Upon conversion, a portion of the performance factors for these converted RPSRs were fixed based on the achievement of pre-spin-off targets under the Northrop Grumman Plan and continued to vest subject to continued service. The remaining portion of the performance factors for these converted RPSRs were subject to continued performance targets established by the Company. All converted RPSRs were fully vested as of December 31, 2013.

Compensation Expense

The Company recorded $44 million, $41 million and $46 million of expense related to stock-based compensation in the years ended December 31, 2013, 2012 and 2011, respectively, of which $44 million, $40 million and $45 million, respectively, related to stock awards and $1 million in each of the years ended December 31, 2012 and 2011, related to stock options. The Company recorded $17 million, $16 million and $16 million as a tax benefit related to stock-based compensation in the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recognized tax benefits in the years ended December 31, 2013, 2012 and 2011, of $32 million, $14 million and $10 million, respectively, from the issuance of stock in settlement of RPSRs and RSRs, and $4 million, $1 million and $2 million in the years ended December 31, 2013, 2012 and 2011, respectively, from the exercise of stock options.

Unrecognized Compensation Expense

As of December 31, 2013, the Company had no unrecognized compensation expense related to stock option awards. Compensation expense for stock options was fully recognized as of December 31, 2013.

In addition, as of December 31, 2013, the Company had $2 million of unrecognized compensation expense associated with the RSRs granted in 2011, which will be recognized over a period of 0.3 years, and $21 million of unrecognized expense associated with the RPSRs granted in 2013, 2012 and 2011, which will be recognized over a weighted average period of 1.5 years.

Stock Options

Compensation expense for the outstanding converted stock options was determined at the time of grant by Northrop Grumman. No options were granted during the years ended December 31, 2013, 2012 and 2011. The fair value of the stock option awards is expensed on a straight-line basis over the vesting period of the options. The fair value of each of the stock option awards was estimated on the date of grant using a Black-Scholes option pricing model.

The stock option activity for the years ended December 31, 2013, 2012 and 2011, was as follows:

	Shares Under Option (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at March 31, 2011	1,647	$34.05	3.6 years	$—
Exercised	(64)	28.10
Outstanding at December 31, 2011	1,583	33.27	2.9 years	(3)
Exercised	(405)	33.04
Canceled and Forfeited	(12)	34.01
Outstanding at December 31, 2012	1,166	34.67	2.6 years	12
Exercised	(346)	29.66
Canceled and Forfeited	(1)	28.51
Outstanding at December 31, 2013	819	$35.01	2.1 years	$45
Vested at December 31, 2013	819	$35.01	2.1 years	$45

The intrinsic value of options exercised during the years ended December 31, 2013, 2012 and 2011, was $11 million, $3 million and less than $1 million, respectively. Intrinsic value is measured using the fair market value at the date of exercise for options exercised or at period end for outstanding options, less the applicable exercise price. The Company issued new shares to satisfy exercised options.

Stock Awards

Stock awards include RPSRs, RSRs, and stock rights. The fair value of stock awards is determined based on the closing market price of the Company's common stock on the grant date. Compensation expense for stock awards is measured based on the grant date fair value and recognized over the vesting period, generally three years.

For purposes of measuring compensation expense, the amount of shares ultimately expected to vest is estimated at each reporting date based on management's expectations regarding the relevant service or performance criteria.

The stock award activity for the years ended December 31, 2013, 2012 and 2011, was as follows:

	Stock Awards (in thousands)	Weighted-Average Grant Date Fair Value	Weighted Average Remaining Contractual Term
Outstanding at March 31, 2011	1,237	$31.89	1.3 years
Granted	1,213	41.38
Adjustment due to performance	483	35.91
Vested	(827)	27.23
Forfeited	(16)	39.67
Outstanding at December 31, 2011	2,090	39.69	1.8 years
Granted	581	36.04
Adjustment due to performance	164	37.25
Vested	(881)	37.27
Forfeited	(53)	40.01
Outstanding at December 31, 2012	1,901	39.92	1.4 years
Granted	456	46.51
Adjustment due to performance	315	41.41
Vested	(931)	41.41
Forfeited	(68)	40.23
Outstanding at December 31, 2013	1,673	$40.92	1.0 year

Vested awards include stock awards that fully vest during the year based on the level of achievement of the relevant performance goals. The performance goals for outstanding RPSRs granted in 2013 are based on two metrics as defined in the grant agreements: earnings before interest, taxes, depreciation, amortization, and pension weighted at 50% and pension-adjusted return on invested capital weighted at 50%. The performance goals for outstanding RPSRs granted in 2012 and 2011 are based on two metrics as defined in the grant agreements: cumulative operating margin weighted at 50% and cumulative free cash flow weighted at 50%.